EQUITY EQUITY - Additional Information (Details) - Issued capital [member]	Mar. 31, 2020 shares
Exchangeable Shares [Member]
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution	46,300,000
Class B Shares [Member]
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution	1
Class C Shares [Member]
Schedule of Partnership Units [Line Items]
Number of shares outstanding, special distribution	1,400,000